CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 5,223	$ 5,970
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	38,336,805	38,048,102
Ordinary shares, shares outstanding	35,274,577	36,748,244
Treasury shares, shares	3,062,228	1,299,858